CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
NET CASH FLOW FROM OPERATING ACTIVITIES
Net loss		$ (208.8)	$ (252.7)	$ (126.3)
Adjustments for:
Depreciation and amortization		220.9	197.0	206.1
Impairment (gains)/losses on continuing operations		2.4	201.7	0.7
Impairment losses on discontinued operations.				77.5
(Gains)/losses on sale of discontinued operations			0.7	(116.0)
Share-based payments for equity-settled options		10.7
Gain on sale of property, plant and equipment			(0.3)
Other non-cash valuation (gains)/losses		14.7	11.3	(6.1)
Net finance expenses		407.0	232.7	277.0
Income tax expense		104.2	48.5	31.9
Changes in:
Inventories		(175.1)	(355.2)	(50.9)
Trade receivables		83.8	(149.1)	36.2
Other current receivables		(42.1)	(24.9)	(17.9)
Accounts payables		(38.7)	115.5	43.4
Other liabilities		80.3	58.8	67.9
Cash generated from operating activities		459.4	84.0	423.5
Interest paid		(179.3)	(118.1)	(125.7)
Interest received		6.9	3.1	1.5
Income taxes paid		(88.0)	(60.7)	(31.3)
Total net cash flows from/(used in)operating activities		199.0	(91.7)	268.0
NET CASH FLOW FROM INVESTING ACTIVITIES
Disposal of discontinued operations, net of cash disposed			20.3	393.8
Acquisition of subsidiaries, net of cash		(3.5)
Acquisition of property, plant and equipment		(123.6)	(77.7)	(60.7)
Acquisition of intangible assets		(12.7)	(32.1)	(33.0)
Proceeds from sale of property, plant and equipment		0.5	0.2	0.5
Acquisition of non-current financial assets			(19.4)
Acquisition of right-of-use assets		(15.5)	(9.9)	(5.2)
Net cash flow (used in)/from investing activities		(154.8)	(118.6)	295.4
NET CASH FLOW FROM FINANCING ACTIVITIES
Proceeds from short-term borrowings from financial institutions		310.3	409.8	135.0
Repayments of short-term borrowings from financial institutions		(140.3)	(237.5)	(293.8)
Proceeds from long-term borrowings from related parties			11.7
Repayments of long-term borrowings from financial institutions				(120.8)
Repayments of long-term borrowings from related parties		(65.9)		(15.4)
Payments of lease liabilities		(75.4)	(73.5)	(72.8)
Other financing items*	[1]	6.4	(29.4)	(1.9)
Net cash flow from/(used in) financing activities		35.0	81.1	(369.7)
Cash and cash equivalents
Cash and cash equivalents at year end		483.4	402.0	566.7
Cash And Cash Equivalent Discontinued Operations.				0.9
Cash and cash equivalent at year beginning		402.0	567.6	396.4
Translation differences		2.1	(36.4)	(22.4)
CHANGE IN CASH AND CASH EQUIVALENTS		79.3	(129.2)	193.6
CHANGE IN CASH AND CASH EQUIVALENTS		$ 79.3	$ (129.2)	$ 193.6

[1]	Includes cash flows from hedging intercompany items from the statement of financial position.